Jacob Small Cap Growth Fund
Schedule of Investments (+)
November 30, 2022 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.2%
		Biological Products (No Diagnostic Substances) - 7.6%
2,900		Beam Therapeutics, Inc. *	$133,951
1,800		CRISPR Therapeutics AG *^	98,622
1,772		Krystal Biotech, Inc. *	137,755
100,712		Precision BioSciences, Inc. *	137,976
4,500		Twist Bioscience Corp. *	123,075
			631,379
		Business Services - 6.8%
26,535		OptimizeRx Corp. *	559,623
		Calculating & Accounting Machines (No Electronic Computers) - 2.5%
56,269		Cantaloupe, Inc. *	204,256
		Computer Peripheral Equipment - 8.1%
67,391		Immersion Corp. *	489,258
1,394		Impinj, Inc. *	177,805
			667,063
		Computer Programming Services - 8.0%
12,600		Doximity, Inc. - Class A*	428,274
8,600		HashiCorp, Inc. - Class A*	234,780
			663,054
		Computer Programming, Data Processing, Etc. - 1.0%
36,000		Nextdoor Holdings, Inc. *	81,000
		Eating Places - 1.9%
5,000		BJ's Restaurants, Inc. *	160,400
		Family Clothing Stores - 4.0%
20,669		American Eagle Outfitters, Inc.	326,983
		Industrial Organic Chemicals - 5.3%
115,751		Amyris, Inc. *	200,249
43,746		Codexis, Inc. *	239,291
			439,540
		Medical Laboratories - 2.6%
13,817		CareDx, Inc. *	178,930
13,512		DermTech, Inc. *	34,456
			213,386
		Miscellaneous Amusement & Recreation - 4.7%
25,200		DraftKings, Inc. - Class A *	386,064
		Nonstore Retailers - 3.4%
59,000		Rover Group, Inc. *	284,380
		Patent Owners & Lessors - 5.8%
26,047		Digital Turbine, Inc. *	475,618
		Personal Services - 1.4%
3,668		Yelp, Inc.*	113,525
		Pharmaceutical Preparations - 16.4%
3,754		Apellis Pharmaceuticals, Inc. *	187,437
40,000		Arbutus Biopharma Corp. *	94,000
1,630		Arcturus Therapeutics Holdings, Inc. *	30,057
33,628		Harrow Health, Inc. *	374,952
115,197		Heron Therapeutics, Inc. *	312,184
13,749		Ideaya Biosciences, Inc. *	245,832
6,000		Schrodinger, Inc. *	108,000
			1,352,462
		Prepackaged Software - 8.2%
30,283		Cvent Holding Corp. *	169,585
23,092		Inspired Entertainment, Inc. *	282,646
79,489		Porch Group, Inc. *	162,158
56,403		WM Technology, Inc. *	65,992
			680,381
		State Commercial Banks - 3.5%
10,532		Silvergate Capital Corp. - Class A *	288,893
		Surgical & Medical Instruments & Apparatus - 8.0%
64,563		Alphatec Holdings, Inc. *	662,416
		TOTAL COMMON STOCKS (Cost $9,304,249)	8,190,423

		MONEY MARKET FUND - 0.5%
44,376		First American Government Obligations Fund - Class X, 3.67%(a)	44,376
		TOTAL MONEY MARKET FUND (Cost $44,376)	44,376

		TOTAL INVESTMENTS (Cost $9,348,625) - 99.7%	8,234,799
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	25,370
		TOTAL NET ASSETS - 100.0%	$8,260,169

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Small Cap Growth Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$1,352,462	$-	$-	$1,352,462
Prepackaged Software	680,381	-	-	680,381
Computer Peripheral Equipment	667,063	-	-	667,063
Computer Programming Services	663,054	-	-	663,054
Surgical & Medical Instruments & Apparatus	662,416	-	-	662,416
Biological Products (No Diagnostic Substances)	631,379	-	-	631,379
Business Services	559,623	-	-	559,623
Patent Owneres & Lessors	475,618	-	-	475,618
Industrial Organic Chemicals	439,540	-	-	439,540
Miscellaneous Amusement & Recreation	386,064	-	-	386,064
Family Clothing Stores	326,983	-	-	326,983
State Commercial Banks	288,893	-	-	288,893
Nonstore Retailers	284,380	-	-	284,380
Medical Laboratories	213,386	-	-	213,386
Calculating & Accounting Machines (No Electronic Computers)	204,256	-	-	204,256
Eating Places	160,400	-	-	160,400
Personal Services	113,525	-	-	113,525
Computer Programming, Data Processing, Etc.	81,000	-	-	81,000
Total Common Stocks	8,190,423	-	-	8,190,423

Short Term Investment
Money Market Fund	44,376	-	-	44,376

Total Investments in Securities	$8,234,799	$-	$-	$8,234,799